Restrictions on Cash and Due from Banks	12 Months Ended
Jun. 30, 2024
Restrictions on Cash and Due from Banks
Restrictions on Cash and Due from Banks

Note 2 -     Restrictions on Cash and Due from Banks

Based on the type and amount of deposits received, the Bank must maintain an appropriate cash reserve in accordance with Federal Reserve Bank reserve requirements. The total of those reserve requirements were satisfied by vault cash as of June 30, 2024 and 2023.